UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Empyrean Capital Partners, LP
           --------------------------------------------------
Address:   10250 Constellation Boulevard
           --------------------------------------------------
           Suite 2950
           --------------------------------------------------
           Los Angeles, California  90067
           --------------------------------------------------

Form 13F File Number:      028-11141
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tony Hynes
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     310-843-3060
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Tony Hynes                Los Angeles, California      5/15/08
       ------------------------   ----------------------------   ---------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        35
                                               -------------

Form 13F Information Table Value Total:        $661,053
                                               -------------
                                                (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.    NONE


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                                                 Form 13F INFORMATION TABLE

              COLUMN 1             COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
----------------------------  --------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
----------------------------  --------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
ALLSCRIPTS HEALTHCARE SOLUTI  COM              01988P 10 8    379      36700  SH        SOLE             36700       0      0
AMERICAN FINL RLTY TR         NOTE 4.375% 7/1  02607P AB 3  15397   15500000  PRN       SOLE          15500000       0      0
APEX SILVER MINES LTD         NOTE 2.875% 3/1  03760X AB 7   8489   12000000  PRN       SOLE          12000000       0      0
ASSURANT INC                  COM              04621X 10 8  36516     600000  SH        SOLE            600000       0      0
BLOCK H & R INC               COM              093671 10 5  39444    1900000  SH        SOLE           1900000       0      0
CHENIERE ENERGY INC           NOTE 2.250% 8/0  16411R AE 9   4973    6500000  PRN       SOLE           6500000       0      0
CHENIERE ENERGY INC           COM NEW          16411R 20 8   3420     172733  SH        SOLE            172733       0      0
CITIDEL BROADCASTING CORP     NOTE 1.875% 2/1  17285T AB 2  16404   19019000  PRN       SOLE          19019000       0      0
COVIDIEN LTD                  COM              G2552X 10 8  44250    1000000  SH        SOLE           1000000       0      0
CYPRESS SEMICONDUCTOR CORP    COM              232806 10 9  27558    1167200  SH        SOLE           1167200       0      0
DST SYS INC DEL               COM              233326 10 7  46018     700000  SH        SOLE            700000       0      0
E M C CORP MASS               NOTE 1.75%12/0   268648 AK 8   4692    4000000  PRN       SOLE           4000000       0      0
E M C CORP MASS               NOTE 1.75%12/0   268648 AM 4   4693    4000000  PRN       SOLE           4000000       0      0
EON COMMUNICATIONS CORP       COM              268763 10 9    963       5200  SH        SOLE              5200       0      0
EXELON CORP                   COM              30161N 10 1  50794     625000  SH        SOLE            625000       0      0
EXTERRAN HLDGS INC            COM              30225X 10 3  26073     403978  SH        SOLE            403978       0      0
FIRST ADVANTAGE CORP          CL A             31845F 10 0   9581     452142  SH        SOLE            452142       0      0
HANOVER INS GROUP INC         COM              410867 10 5  34969     850000  SH        SOLE            850000       0      0
LIBERTY MEDIA CORP NEW        CAP COM SER A    53071M 30 2  59812    3800000  SH        SOLE           3800000       0      0
NRG ENERGY INC                COM NEW          629377 50 8  21301     546327  SH        SOLE            546327       0      0
PEOPLES UNITED FINANCIAL INC  COM              712704 10 5  64730    3739483  SH        SOLE           3739483       0      0
PHARMACEUTICAL RES INC        NOTE 2.875% 9/3  717125 AC 2  16221   18250000  PRN       SOLE          18250000       0      0
PROLOGIS                      NOTE 1.875%11/1  743410 AR 3   4527    5000000  PRN       SOLE           5000000       0      0
RAMBUS INC DEL                NOTE 2/0         750917 AB 2   3993    3500000  PRN       SOLE           3500000       0      0
SEPRACOR INC                  NOTE 10/1        817315 AW 4  18008   20000000  PRN       SOLE          20000000       0      0
SPIRIT AEROSYSTEMS HLDGS INC  COM CL A         848574 10 9  26303    1185900  SH        SOLE           1185900       0      0
SYMANTEC CORP                 NOTE 0.750% 6/1  871503 AD 0   8607    8000000  PRN       SOLE           8000000       0      0
TESSERA TECHNOLOGIES INC      COM              88164L 10 0  11440     550000  SH        SOLE            550000       0      0
TESSERA TECHNOLOGIES INC      CALL             88164L 90 0   4038       8500  SH   CALL SOLE              8500       0      0
TRANSOCEAN SEDCO FOREX INC    NOTE 1.500%12/1  893830 AW 9   5464    5000000  PRN       SOLE           5000000       0      0
TRANSOCEAN SEDCO FOREX INC    NOTE 1.625%12/1  893830 AU 3   8178    7500000  PRN       SOLE           7500000       0      0
TRANSOCEAN SEDCO FOREX INC    NOTE 1.500%12/1  893830 AV 1   8731    8000000  PRN       SOLE           8000000       0      0
VMWARE INC                    CL A COM         928563 40 2   8564     200000  SH        SOLE            200000       0      0
VMWARE INC                    PUT              928563 95 2   8010       2000  SH   PUT  SOLE              2000       0      0
VORNADO RLTY TR               DBCV 2.850% 4/0  929042 AC 3   8514   10000000  PRN       SOLE          10000000       0      0

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